Capital Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Capital Stock

NOTE 8 – CAPITAL STOCK

Preferred Stock

The Company is authorized to issue 21 shares of Series A Preferred Stock, par value $1.00 per share. Each share of Series A Preferred Stock is convertible into one share of common stock and may vote with holders of common stock on an as converted basis. As of March 31, 2018, there were no shares of Series A Preferred Stock issued and outstanding.

Common Stock

The Company is authorized to issue 200,000,000 shares of common stock, par value $0.001 per share. As of March 31, 2018, there were 153,944,886 shares of common stock issued and outstanding and 0 shares of common stock to be issued.

The following common stock transactions were recorded during the three months ended March 31, 2018:

The Company issued an aggregate of 14,362,500 shares of its common stock recorded as to be issued on December 31, 2017.

The Company retired an aggregate of 1,790,000 shares of its common stock recorded as to be retired on December 31, 2017.

The Company issued an aggregate of 4,494,000 shares of its common stock for services rendered.

The Company issued an aggregate of 95,134 shares for its common stock upon the cashless exercise of options.

The Company issued an aggregate of 7,104,765 shares of its common stock upon the cashless exercise of warrants.

The Company issued an aggregate of 3,742,648 shares of its common stock for the settlement of convertible debt.

The Company issued an aggregate of 70,000 shares of its common stock upon the exercise of warrants for net proceeds of $63,000.

The Company issued an aggregate of 13,700,000 shares of its common stock for cash proceeds of $2,740,000.

The Company received $564,000 recorded as subscription receivable as of December 31, 2017.

NOTE 9 – CAPITAL STOCK

Preferred Stock

The Company is authorized to issue 21 shares of Series A Preferred Stock, par value $1.00 per share. Each share of Series A Preferred Stock is convertible into one share of common stock and may vote with holders of common stock on an as converted basis. As of December 31, 2017 and December 31, 2016, there were no shares of Series A Preferred Stock issued and outstanding.

Common Stock

The Company is authorized to issue 200,000,000 shares of common stock, par value $0.001 per share. As of December 31, 2017, there were 112,165,839 shares of common stock issued and outstanding and 12,572,500 shares of common stock to be issued under the Company’s 2017 Employee Stock Option Plan. As of December 31, 2016, there were 71,908,370 shares of common stock issued and outstanding and 1,740,000 shares of common stock to be issued under the Company’s 2015 Employee Stock Option Plan.

The following common stock transactions were recorded during the years ended December 31, 2017 and 2016:

During the year ended December 31, 2016, the Company issued an aggregate of 624,000 shares of its common stock which was previously classified as shares to be issued as of December 31, 2015.

During the year ended December 31, 2016, the Company issued an aggregate of 4,225,675 shares of its common stock for services rendered and recorded another 1,740,000 shares to be issued for services rendered at an average stock price of $0.70 per share.

During the year ended December 31, 2016, the Company issued an aggregate of 639,051 shares of its common stock for the cashless exercise of stock warrants.

During the year ended December 31, 2016, the Company issued an aggregate of 5,242,393 shares of its common stock for the cash exercise of stock warrants.

During the year ended December 31, 2016, the Company issued an aggregate of 264,158 shares of its common stock for the cashless exercises of stock options.

During the year ended December 31, 2016, the Company issued an aggregate of 210,000 shares of its common stock for the cash exercise of stock options.

During the year ended December 31, 2016, the Company issued an aggregate of 10,350,376 shares of its common stock for net sales proceeds of $5,000,275.

During the year ended December 31, 2016, the Company issued an aggregate of 3,108,229 shares of its common stock in settlement of $1,359,891 secured convertible debentures (see Note 7).

During the year ended December 31, 2016, the Company issued an aggregate of 304,523 shares of its common stock in payment of penalties relating to secured convertible debentures of $163,621 (see Note 7).

During the year ended December 31, 2017, the Company issued an aggregate of 22,740,898 shares of its common stock for services valued at $15,474,330.

During the year ended December 31, 2017, the Company sold an aggregate of 2,434,000 shares of its common stock and warrants to purchase shares of common stock for net proceeds of $2,676,444.

During the year ended December 31, 2017, the Company issued an aggregate of 436,011 shares for its common stock upon the cashless exercise of common stock options.

During the year ended December 31, 2017, the Company issued an aggregate of 355,689 shares of its common stock for the cashless exercise of common stock warrants.

During the year ended December 31, 2017, the Company issued an aggregate of 1,081,000 shares of its common stock in settlement of $108,100 of convertible debt.

During the year ended December 31, 2017, the Company issued an aggregate of 7,033,041 shares of its common stock upon the exercise of common stock warrants for net proceeds of $4,759,762.

During the year ended December 31, 2017, the Company issued an aggregate of 2,926,830 shares of its common stock to acquire DDDigtal (Note 1).

During the year ended December 31, 2017, the Company issued an aggregate of 3,250,000 shares of its common stock to acquire Odava (Note 1).

During the year ended December 31, 2017, three former board members agreed to surrender an aggregate of 1,750,000 shares of the Company’s common stock in exchange for five-year warrants to purchase up to 4,850,000 shares of the Company’s common stock at an exercise price of $0.20 per share. As a result of the exchange in equity, the Company recorded stock-based compensation of $811,988.